As filed with the Securities and Exchange Commission on November 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Potomac Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 80.1%

12,688	Aberdeen Asia-Pacific Income Fund, Inc.	$79,300
6,656	ACM Managed Income Fund	24,095
1,135	Advent Claymore Convertible Securities and Income Fund	28,262
1,925	Alliance World Dollar Government Fund, Inc.	24,178
8,268	Alliance World Dollar Government Fund II	104,094
1,323	Bancroft Convertible Fund, Inc.	24,171
6,955	Blackrock Income Opportunity Trust	79,843
1,733	Calamos Convertible and High Income Fund	28,404
1,414	Calamos Convertible Opportunities and Income Fund	28,351
1,071	Castle Convertible Fund, Inc.	24,215
990	Corporate High Yield Fund V, Inc.	14,315
1,037	Corporate High Yield Fund VI, Inc.	14,300
3,506	Credit Suisse Asset Management Income Fund, Inc.	14,375
3,086	Ellsworth Convertible Growth and Income Fund, Inc.	24,225
970	Evergreen Income Advantage Fund	14,356
1,441	Evergreen Managed Income Fund	24,209
1,648	Fort Dearborn Income Securities, Inc.	24,292
3,872	Franklin Universal Trust	24,123
498	iShares GS$ InvesTop Corporate Bond Fund	54,496
640	iShares Lehman 1-3 Year Treasury Bond Fund	51,603
2,883	iShares Lehman 7-10 Year Treasury Bond Fund	243,441
1,411	iShares Lehman Aggregate Bond Fund	143,287
7,441	iShares Lehman US Treasury Inflation Protected Securities Fund	783,314
2,099	Lincoln National Income Fund, Inc.	24,328
2,775	MFS Charter Income Trust	24,281
3,633	MFS Government Markets Income Trust	24,232
1,653	Neuberger Berman Income Opportunity Fund, Inc.	24,464
1,801	Nicholas-Applegate Convertible & Income Fund	28,402
2,252	Nuveen Preferred and Convertible Income Fund	28,465
965	Pimco High Income Fund	14,378
3,667	Putnam High Income Securities Fund	28,309
2,990	Putnam Managed High Yield Fund	24,249
3,866	Putnam Master Intermediate Income Trust	24,163
3,884	Putnam Premier Income Trust	24,236
4,307	Salomon Brothers Emerging Markets Debt Fund, Inc.	79,895
1,898	Salomon Brothers Emerging Markets Floating Rate Fund, Inc.	24,617
5,892	Salomon Brothers Emerging Markets Income II, Inc.	80,072
1,817	Salomon Brothers Global High Income Fund, Inc.	24,257
2,983	Scudder Global High Income Fund, Inc.	24,371
5,627	TCW Convertible Securities Fund, Inc.	28,135
5,862	Templeton Emerging Markets Income Fund	80,016
9,193	Templeton Global Income Fund	79,795
4,209	Van Kampen Income Trust	24,328

	TOTAL INVESTMENT COMPANIES
	(Cost $2,578,338)	$2,590,242

SHORT-TERM INVESTMENTS
Shares		Value
MONEY MARKET FUND - 11.9%

386,611	Federated Prime Obligations Fund - Class I	$386,611

	TOTAL SHORT-TERM INVESTMENTS	$386,611
	(Cost $386,611)

	TOTAL INVESTMENTS - 92.0%
	(Cost $2,964,949)	$2,976,853

	Other Assets in Excess of Liabilities - 8.0%	258,270

	TOTAL NET ASSETS - 100%	$3,235,123

Percentages are calculated as a percent of net assets.

Evolution VP Managed Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.8%
173	Engineered Support Systems, Inc.	$7,100
533	Esterline Technologies Corp. *	20,195
127	L-3 Communications Holdings, Inc.	10,042
52	Northrop Grumman Corp.	2,826
108	Precision Castparts Corp.	5,735
		45,898
Air Freight & Logistics - 0.3%
130	Expeditors International Washington, Inc.	7,381
105	United Parcel Service, Inc. - Class B	7,259
		14,640
Airlines - 0.2%
409	Skywest, Inc.	10,969

Auto Components - 0.3%
984	Midas, Inc. *	19,562

Automobiles - 0.2%
204	Harley-Davidson, Inc.	9,882

Beverages - 0.3%
122	Brown-Forman Corp. - Class B	7,264
131	PepsiCo, Inc.	7,429
		14,693
Biotechnology - 0.4%
69	Amgen, Inc. *	5,497
2,409	Arqule, Inc. *	18,863
		24,360
Capital Markets - 1.2%
731	Franklin Resources, Inc.	61,375
191	Investment Technology Group, Inc. *	5,653
		67,028
Commercial Banks - 0.8%
395	AmSouth Bancorp	9,978
230	Commerce Bancorp, Inc.	7,059
210	East West Bancorp, Inc.	7,148
409	SVB Financial Group *	19,894
		44,079
Commercial Services & Supplies - 0.5%
92	The Corporate Executive Board Co.	7,174
224	Heidrick & Struggles International, Inc. *	7,253
149	ITT Educational Services, Inc. *	7,353
364	Rollins, Inc.	7,106
		28,886
Communications Equipment - 0.6%
168	ADTRAN, Inc.	5,292
1,106	CommScope, Inc. *	19,178
252	Motorola, Inc.	5,566
230	Powerwave Technologies, Inc. *	2,988
		33,024
Computers & Peripherals - 0.1%
100	Hewlett-Packard Co.	2,920

Construction & Engineering - 0.0%
114	The Shaw Group, Inc. *	2,811

Electrical Equipment - 0.4%
479	Ametek, Inc.	20,583

Electronic Equipment & Instruments - 0.5%
122	CDW Corp.	7,188
193	Cognex Corp.	5,804
331	Electro Scientific Industries, Inc. *	7,401
97	Jabil Circuit, Inc. *	2,999
170	Plexus Corp. *	2,905
		26,297
Energy Equipment & Services - 3.1%
264	Cal Dive International, Inc. *	16,740
204	Hanover Compressor Co. *	2,827
333	Helmerich & Payne, Inc.	20,110
111	Hydril *	7,619
349	Lone Star Technologies, Inc. *	19,401
885	Noble Corp.	60,587
200	Oceaneering International, Inc. *	10,682
225	Tidewater, Inc.	10,951
572	Veritas DGC, Inc. *	20,947
		169,864
Financial Services - 1.5%
493	GATX Corp.	19,498
1,200	Moody's Corp.	61,296
		80,794

Food & Staples Retailing - 0.3%
105	BJ's Wholesale Club, Inc. *	2,919
66	Costco Wholesale Corp.	2,844
93	Performance Food Group Co. *	2,935
222	Sysco Corp.	6,964
		15,662
Food Products - 0.1%
102	Wm. Wrigley Jr. Co.	7,332

Health Care Equipment & Supplies - 1.6%
132	Bausch & Lomb, Inc.	10,650
201	Biomet, Inc.	6,977
49	Biosite, Inc. *	3,031
123	St. Jude Medical, Inc. *	5,756
1,598	SurModics, Inc. *	61,827
		88,241
Health Care Providers & Services - 0.9%
58	Caremark Rx, Inc. *	2,896
144	Covance, Inc. *	6,910
405	Gentiva Health Services, Inc. *	7,338
172	Lincare Holdings, Inc. *	7,061
442	Odyssey HealthCare, Inc. *	7,501
96	Pharmaceutical Product Development, Inc. *	5,521
102	Priority Healthcare Corp. - Class B *	2,842
139	Quest Diagnostics, Inc.	7,025
45	Sunrise Senior Living, Inc. *	3,003
		50,097
Hotels Restaurants & Leisure - 0.3%
222	CEC Entertainment, Inc. *	7,051
166	Marriott International, Inc. - Class A	10,458
		17,509
Household Durables - 0.8%
72	MDC Holdings, Inc.	5,680
256	Meritage Homes Corp. *	19,625
506	Standard-Pacific Corp.	21,004
		46,309
Industrial Conglomerates - 0.1%
97	3M Co.	7,116

Insurance - 0.6%
63	ACE Ltd.	2,965
64	Aflac, Inc.	2,899
361	AmerUs Group Co.	20,711
109	HCC Insurance Holdings, Inc.	3,110
42	XL Capital Ltd. - Class A	2,857
		32,542
Internet & Catalog Retail - 0.2%
143	eBay, Inc. *	5,892
360	The J. Jill Group, Inc. *	5,695
		11,587
Investment Companies - 46.9%
3,684	iShares MSCI EAFE Index Fund	214,040
10,646	iShares MSCI Emerging Markets Index Fund	903,633
1,128	ishares MSCI Pacific ex-Japan Index Fund	116,353
1,435	ishares S&P Europe 350 Index Fund	115,589
10,266	iShares S&P Latin American 40 Index Fund	1,235,821
		2,585,436

IT Services - 0.2%
372	Ciber, Inc. *	2,764
204	Convergys Corp. *	2,932
167	Intrado, Inc. *	3,011
79	MAXIMUS, Inc.	2,824
		11,531
Machinery - 1.4%
941	Astec Industries, Inc. *	26,715
251	Clarcor, Inc.	7,209
162	Eaton Corp.	10,295
571	JLG Industries, Inc.	20,893
166	Oshkosh Truck Corp.	7,164
62	SPX Corp.	2,849
		75,125
Media - 0.2%
149	The McGraw-Hill Companies, Inc.	7,158
75	Scholastic Corp. *	2,772
		9,930
Metals & Mining - 1.5%
353	Carpenter Technology Corp.	20,689
707	Cleveland-Cliffs, Inc.	61,587
		82,276
Multiline Retail - 0.1%
368	Family Dollar Stores, Inc.	7,312

Office Electronics - 0.1%
196	Zebra Technologies Corp. - Class A *	7,662

Oil & Gas - 18.3%
635	Anadarko Petroleum Corp.	60,801
956	Apache Corp.	71,910
884	Burlington Resources, Inc.	71,887
146	ConocoPhillips	10,207
112	Denbury Resources, Inc. *	5,649
884	Devon Energy Corp.	60,678
816	EOG Resources, Inc.	61,118
86	Exxon Mobil Corp.	5,465
380	Forest Oil Corp. *	19,798
588	Frontier Oil Corp.	26,078
630	Kerr-McGee Corp.	61,179
639	Kinder Morgan, Inc.	61,446
79	Marathon Oil Corp.	5,446
209	Newfield Exploration Co. *	10,262
1,293	Noble Energy, Inc.	60,642
711	Occidental Petroleum Corp.	60,741
190	Pioneer Natural Resources Co.	10,435
177	Pogo Producing Co.	10,432
1,927	Remington Oil & Gas Corp. *	79,971
833	Southwestern Energy Co. *	61,142
1,673	St. Mary Land & Exploration Co.	61,232
1,328	Swift Energy Co. *	60,756
90	Valero Energy Corp.	10,175
1,338	XTO Energy, Inc.	60,638
		1,008,088
Pharmaceuticals - 1.7%
1,122	Barr Pharmaceuticals, Inc. *	61,620
172	Forest Laboratories, Inc. *	6,703
268	Johnson & Johnson	16,959
187	King Pharmaceuticals, Inc. *	2,876
280	Valeant Pharmaceuticals International	5,623
		93,781
Road & Rail - 0.3%
368	Heartland Express, Inc.	7,485
254	Yellow Roadway Corp. *	10,521
		18,006
Semiconductor & Semiconductor Equipment - 0.6%
301	Cree, Inc. *	7,531
413	Exar Corp. *	5,790
704	Integrated Device Technology, Inc. *	7,561
88	NVIDIA Corp. *	3,017
240	Silicon Laboratories, Inc. *	7,293
		31,192
Software - 5.0%
1,600	Ansys, Inc. *	61,584
1,314	Autodesk, Inc.	61,022
464	Fair Isaac Corp.	20,787
688	JDA Software Group, Inc. *	10,444
235	MapInfo Corp. *	2,879
754	Oracle Corp. *	9,342
836	Parametric Technology Corp. *	5,827
546	RSA Security, Inc. *	6,940
1,673	SS&C Technologies, Inc.	61,299
169	TALX Corp.	5,541
469	THQ, Inc. *	9,999
1,610	Wind River Systems, Inc. *	20,817
		276,481
Specialty Retail - 2.8%
176	Bed Bath & Beyond, Inc. *	7,072
201	Chico's FAS, Inc. *	7,397
298	Claire's Stores, Inc.	7,191
1,962	Coach, Inc. *	61,528
240	K-Swiss, Inc. - Class A	7,097
744	Men's Wearhouse, Inc. *	19,865
563	Movie Gallery, Inc.	5,849
339	Staples, Inc.	7,227
590	Stride Rite Corp.	7,564
217	Timberland Co. *	7,330
384	Too, Inc. *	10,533
192	Williams-Sonoma, Inc. *	7,363
		156,016
Thrifts & Mortgage Finance - 1.1%
2,830	Fremont General Corp.	61,779

Trading Companies & Distributors - 0.2%
164	W.W. Grainger, Inc.	10,319

Utilities - 0.5%
48	Constellation Energy Group, Inc.	2,957
491	Energen Corp.	21,240
128	Pepco Holdings, Inc.	2,979
		27,176

	TOTAL COMMON STOCKS
	(Cost $4,878,699)	$5,354,795

SHORT-TERM INVESTMENTS
Shares		Value
MONEY MARKET FUND - 4.4%

242,116	Federated Prime Obligations Fund - Class 1	$242,116

	TOTAL SHORT-TERM INVESTMENTS - 4.4%	$242,116
	(Cost $242,116)

	TOTAL INVESTMENTS - 101.4%
	(Cost $5,120,815)	$5,596,911

	Liabilities in Excess of Other Assets - (1.4)%	(79,833)

	TOTAL NET ASSETS - 100.0%	$5,517,078

Percentages are stated as a percent of net assets.

*	Non-income producing security.

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Face Amount	Value
CORPORATE BONDS - 82.0%
Grantor Trust - 81.7%

$ 9,900	Dow Jones CDX High Yield Note, 2004-T1, 8.25%, 06/29/2010
	(Cost - $9,667, Acquired 05/05/2005) (1)	$9,850
1,853,659	TRAINS High Yield Note, 7.65%, 06/15/2015
	(Cost - $1,893,035, Acquired 09/28/2005) (1)(2)	1,891,568
		1,901,418
Energy - 0.3%
6,921	NRG Energy, Inc.
	8.00%, 12/15/2013	7,406

	TOTAL CORPORATE BONDS
	(Cost $1,909,851)	$1,908,824

SHORT-TERM INVESTMENTS
Shares		Value
MONEY MARKET FUND - 32.1%

746,479	Federated Prime Obligations Fund - Class I	$746,479

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $746,479)	$746,479

	TOTAL INVESTMENTS - 114.1%
	(Cost $2,656,330)	$2,655,303

	Liabilities in Excess of Other Assets - (14.1)%	(327,354)

	TOTAL NET ASSETS - 100%	$2,327,949

Percentages are calculated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule 144A
	of the Securities Act of 1933, as amended. These securities are generally issued
	to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At September 30, 2005, the market value of 144A securities that could not be
	exchanged to the registered form was $1,901,418 or 81.7% of net assets.
(2)	Variable rate security.

VP Money Market Fund
Schedule of Investments
September 30, 2005 (Unaudited)

SHORT-TERM INVESTMENTS
Shares		Value
MONEY MARKET FUNDS - 48.9%

5,675,437	AIM Liquid Assets Portfolio - Institutional Class	$5,675,437
5,675,437	Fidelity Government Portfolio - Class I	5,675,437
6,132,505	First American Prime Obligations Fund - Class Y	6,132,505

	TOTAL MONEY MARKET FUNDS
	(Cost $17,483,379)	$17,483,379

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.4%

$6,000,000	Federal Home Loan Bank
	Discount Note, 2.65%,
	10/03/2005	$5,998,500

6,000,000	Federal National Mortgage Association
	Discount Note, 3.25%,
	10/03/2005	5,998,500

6,000,000	U.S. Treasury Bill,
	3.04%, 10/20/2005	5,991,100

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $17,988,100)	$17,988,100

	TOTAL SHORT-TERM INVESTMENTS - 99.3%
	(Cost $35,471,479)	$35,471,479

	Other Assets in Excess of Liabilities - 0.7%	258,089

	TOTAL NET ASSETS - 100.0%	$35,729,568

Percentages are stated as a percent of net assets.

VP U.S. Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP U.S./Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP OTC Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP OTC/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30 Plus Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30/Short Fund
Schedule of Investments
March 31, 2005 (Unaudited)

No Investments, Non-operational Fund

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Potomac Insurance Trust

By (Signature and Title) /s/ Daniel O'Neill
                                              Daniel O’Neill, President, CEO

Date  11/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel O'Neill
                                                    Daniel O’Neill, President, CEO

Date
By (Signature and Title)* /s/ Timothy P. Hagan
                                                Timothy P. Hagan, Chief Financial Officer

Date  11/25/2005

* Print the name and title of each signing officer under his or her signature.